Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Significant Accounting Policies
2	SIGNIFICANT ACCOUNTING POLICIES

(a)	Statement of compliance
These financial statements have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”), which collective term includes all applicable individual International Financial Reporting Standards, International Accounting Standards (“IASs”) and Interpretations issued by the IASB. A summary of the significant accounting policies adopted by the Group is set out below. The consolidated financial statements were authorized by the Board of Directors to issue on April 28, 2022.

(b)	Basis of preparation
The consolidated financial statements for the year ended December 31, 2021 comprise the Group and the Group’s interest in associates and joint ventures.
The measurement basis used in the preparation of the financial statements is the historical cost basis, as modified by the revaluation of certain financial instruments measured at fair value.
All of the amended standards that effective for the year beginning on January 1, 2021 have been applied for the first time by the Group. The details of adopting these amended standards are disclosed in note 3.
The preparation of financial statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Judgements made by management in the application of IFRSs that have significant effect on the financial statements and major sources of estimation uncertainty are disclosed in note 44.

(c)	Subsidiaries and non-controlling interests

(i)	Subsidiaries
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
An investment in a subsidiary is consolidated into the consolidated financial statements from the date that control commences until the date that control ceases. Intra-group balances and transactions and any unrealized gains arising from intra-group transactions are eliminated in full in preparing the consolidated financial statements. Unrealized losses resulting from intra-group transactions are eliminated in the same way as unrealized gains but only to the extent that there is no evidence of impairment. Accounting policies of subsidiaries would be changed where necessary in the consolidated financial statements to ensure consistency with the policies adopted by the Group.
Non-controlling
interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in respect of which the Group has not agreed any additional terms with the holders of those interests which would result in the Group as a whole having a contractual obligation in respect of those interests that meets the definition of a financial liability. For each business combination, the Group can elect to measure any non-controlling
interests either at fair value or at their proportionate share of the subsidiary’s net identifiable assets.
Non-controlling
interests are presented in the consolidated balance sheet within equity, separately from equity attributable to the equity shareholders of the Company.
Non-controlling
shareholders’ interests in the results of the Group are presented on the face of the consolidated statement of comprehensive income as an allocation of the total profit or loss and total comprehensive income for the year between non-controlling
interests and the equity shareholders of the Company.
Changes in the Group’s interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions, whereby adjustments are made to the amounts of controlling and non-controlling
interests within consolidated equity to reflect the change in relative interests, but no adjustments are made to goodwill and no gain or loss is recognized.
When the Group loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset or, when appropriate, the cost on initial recognition of an investment in an associate or a joint venture.

(ii)	Separate financial statements
In the Company’s balance sheet, an investment in a subsidiary is stated at cost less impairment losses (see note 2(j)). The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.
Impairment testing of the investments in subsidiaries is required upon receiving a dividend from these investments if the dividend exceeds the total comprehensive income of the subsidiary in the period the dividend is declared or if the carrying amount of the investment in the separate financial statements exceeds the carrying amount in the consolidated financial statements of the investee’s net assets including goodwill.

(iii)	Business combination other than under common control
The Group applies the acquisition method to account for combination of entities and businesses which are not under common control. The consideration transferred for the acquisition of a subsidiary includes the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree, the equity interests issued by the Group and the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.

(iv)	Business combination under common control
The Group applies the principles of merger accounting to account for the combination of entities and businesses under common control.
The consolidated financial statements incorporate the financial statements of the combining entities or businesses in which the common control combination occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling party.
The assets and liabilities of the combining entities or businesses are combined using the carrying book values from the controlling parties’ perspective. No amount is recognized in consideration for goodwill or excess of acquirers’ interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over the consideration at the time of common control combination, to the extent of the continuation of the controlling party’s interest.
The consolidated statement of comprehensive income includes the results of each of the combining entities or businesses from the earliest date presented or since the date when the combining entities or businesses first came under the common control, where there is a shorter period, regardless of the date of the common control combination. Transaction costs, including professional fees, registration fees, costs of furnishing information to shareholders, costs or losses incurred in combining operations of the previously separate businesses, etc., incurred in relation to the common control combination that is to be accounted for by using merger accounting is recognized as an expense in the period in which they were incurred.

(d)	Investments in associates and joint arrangements
An associate is an entity, not being a subsidiary, in which the Group exercises significant influence, but not control or joint control, over its management. Significant influence is the power to participate in the financial and operating decisions of the investee but is not control or joint control over those policies.
The Group has applied IFRS 11 to all joint arrangements. Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. A joint operation is an arrangement whereby the Group and other parties contractually agree to share control of the arrangement, and have rights to the assets and obligations for the liabilities relating to the arrangement. The Group accounts for its assets, liabilities, revenue and expenses, and its share thereof, in relation to its interests in the joint operation. A joint venture is an arrangement whereby the Group and other parties contractually agree to share control of the arrangement, and have rights to the net assets of the arrangement.
Investments accounted for using the equity method
The Group accounted for its investment in associates and joint ventures using the equity method.
Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Group’s share of the acquisition-date fair values of the investee’s net identifiable assets over the cost of the investment after reassessment (if applicable). Thereafter, the investment is adjusted for the post-acquisition change in the Group’s share of the investee’s net assets and any impairment loss relating to the investment (see note 2(j)). The Group’s share of the post-acquisition post-tax
results of the investee for the year is recognized as income from investments accounted for using the equity method in the consolidated statement of comprehensive income, whereas the Group’s share of the post-acquisition post-tax
items of the investee’s other comprehensive income is recognized as its share of other comprehensive income in the consolidated statement of comprehensive income.
When the Group’s share of losses exceeds its interest in the associates or joint ventures, the Group’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the investee. For this purpose, the Group’s interest in the investee is the carrying amount of the investment under the equity method together with the Group’s long-term interests that in substance form part of the Group’s net investment in the associates or joint ventures.
Unrealized profits and losses resulting from transactions between the Group and its associates or joint ventures are eliminated to the extent of the Group’s interest in the investee, except where unrealized losses provide evidence of an impairment of the asset transferred, in which case they are recognized immediately in profit or loss. Accounting policies of associates and joint ventures would be changed where necessary in the consolidated financial statements to ensure consistency with the policies adopted by the Group.
Gain or loss on dilution of equity interest in associates and joint ventures are recognized in profit or loss.

(e)	Goodwill
Goodwill represents the excess of:

(i)
the aggregate of the fair value of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree; over

(ii)	the net fair value of the acquiree’s identifiable assets and liabilities measured as of the acquisition date.
When (ii) is greater than (i), then this excess is recognized immediately in profit or loss as a gain on a bargain purchase.
Goodwill is stated at cost less accumulated impairment losses. Goodwill arising in a business combination is allocated to each cash-generating unit, or groups of cash-generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (see note 2(j)). Each unit or groups of units to which the goodwill is allocated represents the lowest level within the Group at which the goodwill is monitored for internal management purpose. Goodwill is monitored at the operating segment level.
On disposal of a cash-generating unit, any attributable amount of purchased goodwill is included in the calculation of the gain or loss on disposal.

(f)	Other intangible assets
Other intangible assets such as operating license and copyrights that are acquired by the Group are stated in the balance sheet at cost less accumulated amortization (where the estimated useful life is finite) and impairment losses (see note 2(j)). Amortization of intangible assets with finite useful lives is recorded in depreciation and amortization on a straight-line basis over the shorter of the assets’ estimated useful lives or each asset’s contractual period, from the date they are available for use. Both the useful lives and method of amortization of other intangible assets are reviewed at least annually by the Group.
Intangible assets are not amortized where their useful lives are assessed to be indefinite. The useful life of an intangible asset that is not being amortized is reviewed annually to determine whether events and circumstances continue to support the indefinite useful life assessment for that asset. Otherwise, the change in useful life assessment from indefinite to finite is accounted for prospectively from the date of change and in accordance with the policy for amortization of intangible assets with finite lives as set out above.
(g)	Property, plant and equipment
Property, plant and equipment are stated in the balance sheet at cost less accumulated depreciation and impairment losses (see note 2(j)).
The cost of property, plant and equipment comprises the purchase price and any directly attributable costs of bringing the asset to its working location and condition for its intended use. Subsequent costs are recognized in the carrying amount of an item of property, plant and equipment, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other subsequent expenditure is recognized as an expense in the period in which it is incurred.
Gains or losses arising from the retirement or disposal of an item of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the related assets and are recognized in profit or loss on the date of retirement or disposal.
Depreciation is calculated to write off the cost of property, plant and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

	Estimated useful lives	Estimated residual value rate
Buildings	8 - 30 years	3%
Telecommunications transceivers, switching centers, transmission and other network equipment	5 - 10 years	0 - 3%
Office equipment, furniture, fixtures and others	3 - 10 years	3%
Both the assets’ useful lives and residual values are reviewed at least annually. During 2021, the Group adjusted the residual value rate of certain wireless and transmission assets (mainly comprising 2G wireless equipment, telecommunications optic cables and pipelines, etc) to zero. The effect of such change in accounting estimate is disclosed in note 15.

(h)	Construction in progress
Construction in progress is stated at cost less impairment losses (see note 2(j)). Cost comprises direct costs of construction as well as interest expense and exchange differences capitalized during the periods of construction and installation. Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided for in respect of construction in progress.
(i)	Leases
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At inception of a contract, the Group assesses whether the contract is, or contains, a lease. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.

(i)	As lessee
Other than land use right, the Group primarily leases telecommunications towers, buildings and premises and other network equipment. Lease contracts are typically made for fixed periods with no extension options.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease and non-lease
component on the basis of their relative stand-alone prices. Unless the group applies the practical expedient permitted under IFRS 16 “Leases”.
Recognition and measurement of lease liabilities
Lease liabilities are initially measured at the present value of unpaid lease payments at the commencement date. Lease payments include fixed payments, variable lease payments that are based on an index or a rate, residual value guarantees payments, lease payments to be made under reasonably certain extension options and payments of penalties for exercising an option to terminate the lease.
As the interest rate implicit in the lease of the Group cannot be readily determined, the Group uses incremental borrowing rate as the discounted rate for calculating the present value of lease payments. When determine the incremental borrowing rate, the Group makes adjustments on risk-free interest rate based on lease term and credit risk for leases, as the Group does not have recent third party loan financing. Lease payments are allocated between principal and finance cost. The Group calculates interest on the lease liability based on a constant periodic rate, which is charged to profit or loss as finance cost over the lease period.
Recognition and measurement of
right-of-use
asset
Right-of-use
assets of the Group are measured at cost, comprising the amount of the initial measurement of lease liabilities, any lease payments made at or before the commencement date, initial direct costs and restoration costs, etc.
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.
Lease modification
The Group accounts for a lease modification as a separate lease if both: (1) the modification increases the scope of the lease by adding the right to use one or more underlying assets; (2) the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.
For a lease modification that is not accounted for as a separate lease, at the effective date of the lease modification the Group redetermine the period of the modified lease and remeasure the lease liability by discounting the revised lease payments using a revised discount rate. The Group accounts for the remeasurement of the lease liability by decreasing the carrying amount of the right-of-use
asset to reflect the partial or full termination of the lease for lease modifications that decrease the scope of the lease and recognizing in profit or loss any gain or loss relating to the partial or full termination of the lease. For all other lease modifications, the Group makes a corresponding adjustment to the carrying amount of the right-of-use
asset.
Other lease expenses
Payments associated with short-term leases and leases of
low-value
assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Leases of low-value
asset are leases for which the underlying asset is of low value, when new. Variable lease payments not based on an index or a rate are recognized in profit or loss in the period in which the condition that triggers those payments occurs.
Classification of lease related cash flow
Short-term lease payments, payments for leases of
low-value
assets and variable lease payments that are not included in the measurement of the lease liabilities of the Group are included in the cash used in operating activities. Repayment of principal and interest of lease liabilities of the Group is included in the cash used in financing activities.

(ii)	As lessor
Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term. Initial direct costs incurred in obtaining an operating lease are added to the carrying amount of the lease asset and recognized as expense over the lease term on the same basis as lease income. The respective leased assets are included in the balance sheet based on their nature.

(j)	Impairment of non-financial assets

(i)	Impairment of investments accounted for using the equity method
Investments accounted for using the equity method are reviewed at each balance sheet date to determine whether there is objective evidence of impairment. Objective evidence of impairment includes observable data that comes to the attention of the Group about one or more of the following loss events:

•	significant financial difficulty of the entity;

•	a breach of contract, such as a default or delinquency in interest or principal payments;

•	it becoming probable that the entity will enter bankruptcy or other financial reorganization;

•	significant changes in the technological, market, economic or legal environment that have an adverse effect on the entity; and

•	decline in the fair value of an investment in an equity instrument below its carrying amount.
If any such evidence exists, the impairment loss is measured by comparing the recoverable amount of the investment with its carrying amount in accordance with note 2(j)(ii). The impairment loss is reversed if there has been a favourable change in the estimates used to determine the recoverable amount in accordance with note 2(j)(ii).
(ii)	Impairment of other assets
Internal and external sources of information are reviewed at each balance sheet date to identify indications that the following assets may be impaired or, an impairment loss previously recognized no longer exists or may have decreased, except in the case of goodwill and other intangible assets with indefinite useful lives:

•	property, plant and equipment;

•	right-of-use assets;

•	construction in progress;

•	land use rights;

•	investments in subsidiaries; and

•	other intangible assets with definite life.
If any such indication exists, the asset’s recoverable amount is estimated. For goodwill and other intangible assets that have indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.

•	Calculation of recoverable amount
The recoverable amount of an asset is the higher of its fair value less costs of disposal and value in use (“VIU”). In assessing VIU, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

•	Recognition of impairment losses
An impairment loss is recognized in profit or loss if the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal, or VIU, if determinable.

•	Reversals of impairment losses
In respect of assets other than goodwill, an impairment loss is reversed if there has been a favourable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not reversed.
A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

(k)	Inventories
Inventories are carried at the lower of cost and net realizable value. Cost represents purchase cost of goods calculated using the weighted average cost method. Net realizable value is determined by reference to the sales proceeds of items sold in the ordinary course of business or to management’s estimates based on prevailing market conditions.
When inventories are sold, the carrying amount of those inventories is recognized as cost of products sold. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories, arising from an increase in net realizable value, is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

(l)	Investments and other financial assets
Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
Classification
The Group classifies its financial assets, depending on the Group’s business model for managing the financial assets and the contractual terms of the related cash flows, under the following measurement categories:

•	those to be measured at amortized cost, and

•	those to be measured at fair value (either through other comprehensive income, or through profit or loss).
Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not measured at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets measured at FVPL are expensed in profit or loss.

(i)
The Group’s financial assets measured at amortized cost represent those financial assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest. Interest from these financial assets is included in interest income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains together with foreign exchange gains and losses. Impairment losses are presented in other operating expenses.

(ii)
Debt investments are classified as fair value through other comprehensive income (“FVOCI”), if the investment is held within a business model whose objective is achieved by both the collection of contractual cash flows and sale and the contractual cash flows of the investment comprise solely payments of principal and interest. Changes in fair value are recognized in other comprehensive income, except for the recognition in profit or loss of expected credit losses, interest income (calculated using the effective interest method) and foreign exchange gains and losses. When the investment is derecognized, the amount accumulated in other comprehensive income is recycled from equity to profit or loss.

For equity instruments that are not held for trading, the Group has made an irrevocable election at the time of initial recognition to account for these equity investments at FVOCI. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investments. Dividends from such investments continue to be recognized in profit or loss when the Group’s right to receive payments is established.

(iii)
Assets that do not meet the criteria for amortized cost or are not elected/classified as FVOCI are classified as FVPL. A gain or loss on a financial instrument that is subsequently measured at FVPL is recognized in profit or loss and presented net within interest and other income in the period in which it arises.

Impairment
The Group assesses on a forward looking basis the expected credit losses associated with its financial instruments carried at amortized cost. The Group has adopted the simplified expected credit loss model for its accounts receivable and contract assets, which requires expected lifetime losses to be recognized from their initial recognition.
For other financial instruments carried at amortized cost, which have low credit risk at both the beginning and end of the reporting period, the Group recognizes a loss allowance equal to
12-month
expected credit loss unless there has been a significant increase in credit risk of the financial instrument since initial recognition, in which case the loss allowance is measured at an amount equal to lifetime expected credit loss.
Financial assets are written off when the Group is satisfied that recovery is remote. When loans or receivables have been written off, the Group continues to attempt to recover the receivables due. When recoveries are made, the recovered amount is recognized in profit or loss.

(m)	Accounts receivable and other receivables
Accounts receivable are initially recognized at the amount of consideration that is unconditional and other receivables are initially recognized at fair value. Both of them are thereafter measured using the effective interest rate method and stated at amortized cost less related loss allowance for impairment (see note 2(l)).

(n)	Cash and cash equivalents
Cash and cash equivalents comprise bank deposits with original maturity within three months, cash at banks and in hand, demand deposits with banks, and short-term, highly liquid investments that are readily convertible into cash of known amounts and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition.

(o)	Accounts payable and other payables
Accounts payable and other payables are initially recognized at fair value. After initial recognition, both of them are stated at amortized cost or invoiced amount if the effect of discounting would be immaterial.

(p)	Deferred revenue
A government grant related to an asset is recognized as deferred revenue and amortized over the useful life of the related asset on a reasonable and systematic manner in other gains. A grant that compensates the Group for expenses or losses to be incurred in the future is recognized as deferred revenue, and included in other gains in the periods in which the expenses or losses are recognized. It shall be recognized in profit or loss immediately when as compensation for expenses or losses already incurred.

(q)	Interest-bearing borrowings
Interest-bearing borrowings are recognized initially at fair value less directly attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost with any difference between the amount initially recognized and redemption value being recognized in profit or loss over the period of the borrowings, together with any interest and fees payable, using the effective interest method.

(r)	Revenue recognition from contracts with customers
The Group mainly provides voice, data and other telecommunications services to its customers through entering into contracts that are either cancellable on monthly basis or for a fixed contract period generally with prepayment term and/or penalty for early termination. The Group also sells telecommunication related products to its customers.
For the telecommunications services and telecommunication related products and/or other services/products provided by the Group, if the customer can benefit from the services or products and the Group’s promise to transfer the services or products is separately identifiable, the Group identifies them as separate performance obligations.
Revenue is measured at the transaction price which is the amount of consideration to which the Group is entitled in exchange for transferring promised performance obligations to the customer excluding amounts collected on behalf of third parties. The amount of consideration is generally explicitly stated in the contract and does not include significant financing component.
When control of a service or product is transferred to a customer, revenue is generally recognized in profit or loss as follows:

(i)
Revenue for each performance obligation is recognized when the Group satisfies the performance obligation by transferring the promised services or products to the customer. Generally, revenue is recognized when the customer obtains the control of the telecommunications services over the time of provision of the services. Revenue is recognized when a customer obtains the control of the product at a point of time.

(ii)
For contracts which include the provision of multiple performance obligations including services and products, the Group allocates the transaction price to each performance obligation based on the relative stand-alone selling price. The stand-alone selling price of services and products are mainly based on its observable selling price. If a stand-alone selling price is not directly observable, the Group considers all information that is reasonably available and maximise the use of observable inputs to estimate the stand-alone selling price. Revenue for each performance obligation is then recognized when the control of the promised services or products is transferred to the customer.

(iii)
The Group usually controls the services and the products it provided before they are transferred to the customer. In certain situations, the Group would consider the primary responsibilities in the arrangement, the establishment of selling price, and the inventory risks, etc. to determine if the Group is acting as a principal or agent. If the Group has assessed and concluded that it does not obtain the control of a specified product before transferring to the customer, the Group is acting as agent in satisfying a performance obligation, and the revenue is recognized in the net amount of any fee or commission to which it expects to be entitled from another party.

Contract assets primarily relate to the Group’s rights to consideration for services or products provided to the customers but for which the Group does not have an unconditional right at the balance sheet date. The contract asset is reclassified to accounts receivable as services are provided and billed. Contract liabilities arise when the Group receives consideration in advance of providing the services or products promised in the contract. Contract liabilities mainly comprise non-refundable
prepaid service fees received from customers, unredeemed point rewards under customer point reward program (“Reward Program”) and unused data traffic carried over. The refundable prepaid service fees received from customers is recorded as receipts-in-advance.
Contract costs include costs incurred to obtain a contract and cost incurred to fulfil a contract. Costs incurred to obtain a contract represents incremental costs incurred to obtain a contract, which mainly comprise sales commissions payable to third party agents and are amortized on a systemic basis that is consistent with the transfer to the customer of the services or products to which such costs relates over the expected duration of the contract and recorded in selling expense, if it is expected to be recovered. When the expected amortization period is one year or less, the Group utilizes the practical expedient and expenses the costs as incurred. Capitalized incremental costs incurred to obtain a contract is recorded as other non-current
assets.
Cost incurred to fulfil a contract represents the cost directly related to the Group’s telecommunications service contracts which are not within the scope of another accounting standard. The amount is amortized on a systemic basis that is consistent with the transfer to the customer of the services or products to which the costs incurred to fulfil a customer contract relates over the expected duration of the contract and recorded as network operation and support expenses, if it is expected to be recovered. Capitalized cost incurred to fulfil a contract is recorded as inventory or other non-current
assets based on its amortization period.
(s)	Interest income
Interest income is recognized as it accrues using the effective interest method.

(t)	Income tax
Income tax for the year comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years.
Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets may also arise from unused tax losses and unused tax credits.
Apart from certain limited exceptions, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilized, are recognized. Future taxable profits that may support the recognition of deferred tax assets arising from deductible temporary differences include those that will arise from the reversal of existing taxable temporary differences, provided those differences relate to the same taxation authority and the same taxable entity, and are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset can be carried back or forward. The same criteria are adopted when determining whether existing taxable temporary differences support the recognition of deferred tax assets arising from unused tax losses and credits, that is, those differences are taken into account if they relate to the same taxation authority and the same taxable entity, and are expected to reverse in a period, or periods, in which the tax loss or credit can be utilized.
The limited exceptions to recognition of deferred tax assets and liabilities are those temporary differences arising from initial recognition of goodwill, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit (provided they are not part of a business combination), and temporary differences relating to investments in subsidiaries and associates to the extent that, in the case of taxable temporary differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, and it is not probable that they will reverse in the future.
The amount of deferred tax recognized is measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates enacted or substantively enacted at the balance sheet date. Deferred tax assets and liabilities are not discounted.
The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.
Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities, if the Group has the legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

•	in the case of current tax assets and liabilities, the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously; or

•	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:

•	the same taxable entity; or

•
different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend to realize the current tax assets and settle the current tax liabilities on a net basis or realize and settle simultaneously.

(u)	Provisions and contingent liabilities
Provisions are recognized for liabilities of uncertain timing or amount when the Group has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and the amount can be estimated reliably. Where the time value of money is material, provisions are stated at the present value of the expenditures expected to settle the obligation.
Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence
of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

(v)	Employee benefits

(i)	Short-term employee benefits and contributions to defined contribution retirement plans
Salaries, annual bonuses, paid annual leave, leave passage, contributions to defined contribution retirement plans and the cost of non-monetary
benefits are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.
The Company and subsidiaries incorporated in Hong Kong are required to make contributions to Mandatory Provident Funds under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Such contributions are recognized as an expense in profit or loss as incurred.
The employees of the subsidiaries in the mainland of China participate in the defined contribution retirement plans managed by the local government authorities whereby the subsidiaries are required to contribute to the schemes at fixed rates of the employees’ salary costs. In addition to the local governmental defined contribution retirement plans, the subsidiaries also participate in a pension scheme launched by the Group managed by an independent insurance company whereby the subsidiaries are required to make contributions to the retirement plans at fixed rates of the employees’ salary costs or in accordance with the terms of the plans. The Group’s contributions to these plans are charged to profit or loss when incurred. During the reporting period, no forfeited contributions were used by the Group to reduce the existing level of contributions.

(ii)	Supplementary retirement benefits
In addition to participating in local governmental defined contribution social insurance, the Group also provides other post retirement supplementary retirement benefits to those retired employees qualified for certain criteria in accordance with the governmental requirement since 2020. Under such plan, the Group provides or reimburses certain medical benefits to retired employees annually based on certain criteria. The Group’s payment obligation in the future under such plan are discounted and recognized as liabilities, the costs of which are recognized in profit or loss. Changes arising from remeasurement of the liability due to changes in the actuarial assumptions are recognized in other comprehensive income when incurred.

(iii)	Share-based payments
The fair value of share options granted to employees is recognized as an employee cost with a corresponding increase in a capital reserve within equity. The fair value is measured at grant date using the binomial lattice model, taking into account the terms and conditions upon which the options were granted. Where the employees have to meet vesting conditions before becoming unconditionally entitled to the options, the total estimated fair value of the options is spread over the vesting period, taking into account the probability that the options will vest.
During the vesting period, the number of share options that is expected to vest is reviewed at each balance sheet date. Any resulting adjustment to the cumulative fair value recognized in prior years is recognized in profit or loss for the year of the review, unless the original employee expenses qualify for recognition as an asset, with a corresponding adjustment to the capital reserve. On vesting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that vest (with a corresponding adjustment to the capital reserve). The equity amount is recognized in the capital reserve until either the option is exercised (when it is transferred to the share capital account) or the option expires (when it is released directly to retained profits). In the Company’s balance sheet, share-based payment transactions in which the Company grants share options to subsidiaries’ employees are accounted for as an increase in value of investments in subsidiaries, which is eliminated in consolidated financial statements.

(iv)	Termination benefits
Termination benefits are recognized when, and only when, the Group demonstrably commits itself to terminate employment which is without realistic possibility of withdrawal or to provide benefits as a result of voluntary redundancy by having a detailed formal plan which is without realistic possibility of withdrawal.
(w)	Research and development expenses
The development expenses of the Group are capitalized when capitalization criteria are fulfilled, and other research and development expenses are recognized in profit or loss as incurred.

(x)	Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset. Other borrowing costs are expensed in the period in which they are incurred.
The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of borrowing costs is suspended or ceased when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or completed.

(y)	Translation of foreign currencies
The functional currency of majority of the entities within the Group is RMB, which is the currency of the primary economic environment in which most of the Group’s entities operate. The Group adopted RMB as its presentation currency in the preparation of the consolidated financial statements, which is also the functional currency of the Company.
Foreign currency transactions during the year are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in currencies other than the functional currency are retranslated at the foreign exchange rates ruling at the balance sheet date. Exchange gains and losses are recognized in profit or loss.
Non-monetary
assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the foreign exchange rates ruling at the transaction dates.
Non-monetary
assets and liabilities denominated in foreign currencies that are stated at fair value are translated using the foreign exchange rates ruling at the dates the fair value was determined.
The results of overseas entities are translated into RMB at the exchange rates approximating the foreign exchange rate ruling at the dates of transactions. Assets and liabilities are translated into RMB at the exchange rates ruling at the balance sheet date. The resulting currency translation differences are recognized in other comprehensive income and accumulated separately in equity in the exchange reserve. On disposal of an overseas entity, the cumulative amount of the currency translation differences relating to that particular foreign operation is reclassified from equity to profit or loss.
For the purpose of the consolidated statement of cash flows, the cash flows of overseas entities within the Group are translated into RMB by using the exchange rates approximating the foreign exchange rate ruling at the dates of the cash flows.

(z)	Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control of the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others);

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member);

(iii)	Both entities are joint ventures of the same third party;

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;

(vi)	The entity is controlled or jointly controlled by a person identified in note 2(z)(a); or

(vii)	A person identified in note 2(z)(a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).
Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.
(aa)	Segment reporting
An operating segment is a component of the Group that engages in business activities from which the Group may earn revenue and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s Chief Operating Decision Maker (“CODM”) in order to allocate resources and assess performance of the segment. The CODM has been identified as the Executive Directors of the Company. For the years presented, the Group as a whole is an operating segment since the Group is only engaged in telecommunications and information related businesses. No geographical information has been disclosed as the majority of the Group’s operating activities are carried out in the mainland of China. The Group’s assets located and operating revenue derived from activities outside the mainland of China are less than 5% of the Group’s assets and operating revenue, respectively.

(ab)	Dividend distribution
Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s and the Company’s financial statements in the period in which the dividends are approved by the Company’s shareholders or directors, where appropriate.